GOODWILL AND INTANGIBLE ASSETS, NET (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Content and software USD ($)	Dec. 31, 2013 Content and software RUB	Dec. 31, 2012 Content and software RUB	Dec. 31, 2013 Patents and licenses USD ($)	Dec. 31, 2013 Patents and licenses RUB	Dec. 31, 2012 Patents and licenses RUB	Dec. 31, 2013 Customer relationships USD ($)	Dec. 31, 2013 Customer relationships RUB	Dec. 31, 2012 Customer relationships RUB	Dec. 31, 2013 Contracts with suppliers RUB	Dec. 31, 2012 Contracts with suppliers RUB	Dec. 31, 2013 Non-compete agreements USD ($)	Dec. 31, 2013 Non-compete agreements RUB	Dec. 31, 2012 Non-compete agreements RUB	Dec. 31, 2013 Trade names and domain names USD ($)	Dec. 31, 2013 Trade names and domain names RUB
GOODWILL AND INTANGIBLE ASSETS, NET
Cost		988	546			489	283		167	161		71	62	23	23		14	17		224
Less: Accumulated amortization		(324)	(223)			(173)	(114)		(106)	(66)		(18)	(13)	(22)	(19)		(1)	(11)		(4)
Net carrying value	20.2	664.0	323.0		9.7	316.0	169.0	1.8	61.0	95.0	1.6	53.0	49.0	1.0	4.0	0.4	13.0	6.0	6.7	220.0
Amortization expenses of intangible assets	3.4	111.0	139.0	48.0
Estimated amortization expense
For the year ending December 31, 2014	4.0	131.0
For the year ending December 31, 2015	2.8	91.0
For the year ending December 31, 2016	2.6	84.0
For the year ending December 31, 2017	2.4	80.0
For the year ending December 31, 2018	2.4	80.0
Thereafter	6.0	198.0
Total	$ 20.2	664.0